Fees Summary	Nov. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,099,113,000.00
Previously Paid Amount	0.00
Total Fee Amount	151,787.50
Total Offset Amount	0.00
Net Fee	151,787.50
Narrative - Max Aggregate Offering Price	$ 1,099,113,000.00
Final Prospectus	true